Share Capital (Details)		12 Months Ended
	Sep. 29, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 $ / shares	Sep. 29, 2023 $ / shares
Share Capital [Line Items]
Share based payment issued and outstanding percentage		10.00%
Share-based compensation expense (in Dollars) | $		$ 2,255,847		$ 3,162,449
Project evaluation and corporate development expense (in Dollars) | $		(40,496)		82,164
Capitalized under mineral property interests (in Dollars) | $		$ 668,447		$ 1,303,558
RSUs granted		1,335,000		1,186,000
Grant date closing price per share			$ 2.1
Weighted average grant date fair value of options granted			1		$ 1.75
Restricted stock units vested and distributed shares (in Shares) | shares		174,994
Common shares in private placement (in Shares) | shares	13,208,000
Private placement per share | (per share)	$ 1.96					$ 2.65
Gross proceeds (in Dollars) | $	$ 25,888,462
Underwriter’s fee and other issuance costs (in Dollars) | $		$ 1,442,376
Diluted loss per share (in Dollars per share)
Bottom of range [Member]
Share Capital [Line Items]
Grant date closing price per share					3.42
Top of range [Member]
Share Capital [Line Items]
Grant date closing price per share					3.92
Restricted stock units [Member]
Share Capital [Line Items]
RSUs granted		1,024,000		967,000
Grant date closing price per share			$ 2.1
Restricted stock units [Member] | Bottom of range [Member]
Share Capital [Line Items]
Grant date closing price per share					3.42
Restricted stock units [Member] | Top of range [Member]
Share Capital [Line Items]
Grant date closing price per share					$ 3.92